Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Central Index Key	0001364924
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Strategic Advisers International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® International Fund
Class Name	Strategic Advisers® International Fund
Trading Symbol	FILFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® International Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® International Fund	$ 21	0.18%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, the Overseas mandate from sub-adviser FIAM® (+20%) was the biggest detractor from performance versus the benchmark for the fiscal year. It's quality-focused style was out of favor during much of the reporting period, while security selection also hurt.
•Artisan International Value Fund (+25%) further pressured relative performance due to picks among financial companies and within consumer-related sectors. Sizable out-of-benchmark exposure to the U.S. - which lagged international markets - further hampered Artisan's result.
•Fidelity® SAI International Low Volatility Index Fund (+29%) was another negative, as its emphasis on stocks exhibiting relatively low volatility could not keep pace in an up-trending market environment.
•In contrast, Fidelity® SAI International Value Index Fund (+48%) and sub-adviser Arrowstreet Capital (+43%) led the way in terms of relative contributors this period. Both were aided by the general tailwind of value approaches outpacing growth stocks/strategies. SAI International Value Index benefited from investment choices in Europe and the U.K., especially in the financials and industrials sectors. For Arrowstreet, stock selection in the Europe ex U.K. region provided a major boost, as did picks among financial and materials companies.
•Security selection by sub-adviser Wellington (+41%) helped as well.
•Notable changes in positioning include funding the International Equity Value mandate from sub-adviser FIAM.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Strategic Advisers® International Fund $10,000 $11,433 $13,781 $12,875 $13,178 $16,998 $17,049 $16,146 $18,562 $20,337 $27,271 MSCI EAFE Index $10,000 $11,598 $13,961 $13,147 $13,101 $16,073 $16,560 $16,073 $18,429 $20,093 $27,126 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® International Fund 34.10% 9.92% 10.55% MSCI EAFE Index 35.01% 11.03% 10.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 28,142,554,512
Holdings Count | shares	1,055
Advisory Fees Paid, Amount	$ 44,878,616
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$28,142,554,512
Number of Holdings	1,055
Total Advisory Fee	$44,878,616
Portfolio Turnover	45%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 14.7 Industrials 11.5 Information Technology 7.1 Health Care 6.4 Materials 4.8 Consumer Discretionary 4.7 Consumer Staples 3.9 Energy 1.8 Utilities 1.8 Communication Services 1.6 Real Estate 0.8 Common Stocks 59.0 International Equity Funds 37.6 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 3.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 59.0 International Equity Funds - 37.6 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 3.3 United States 46.3 Japan 12.3 United Kingdom 8.2 France 6.7 Germany 5.0 Netherlands 3.1 Australia 2.2 Italy 2.0 Switzerland 1.7 Others 12.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 46.3 Japan - 12.3 United Kingdom - 8.2 France - 6.7 Germany - 5.0 Netherlands - 3.1 Australia - 2.2 Italy - 2.0 Switzerland - 1.7 Others - 12.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI International Value Index Fund 7.1 Fidelity SAI International Low Volatility Index Fund 5.1 Fidelity Advisor International Discovery Fund - Class Z 3.8 Artisan International Value Fund Investor Class 3.6 iShares MSCI Eurozone ETF 3.4 Fidelity Diversified International Fund 2.4 State Street Institutional U.S. Government Money Market Fund Premier Class 2.3 Fidelity SAI Japan Stock Index Fund 1.8 ASML Holding NV 1.6 WCM Focused International Growth Fund Investor Class 1.4 32.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Income Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Income Opportunities Fund
Class Name	Strategic Advisers® Income Opportunities Fund
Trading Symbol	FPIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Income Opportunities Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Income Opportunities Fund	$ 16	0.16%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.16%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•High-yield bonds gained ground for the 12 months ending February 28, 2026, extending a historically fast rebound that began in early April. The advance was bolstered by resilient corporate fundamentals, falling yields, historically compressed spreads, a steady economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, Fidelity® Capital & Income Fund (+14%) and the High Income mandate from sub-adviser FIAM® (+11%) notably contributed to performance versus the benchmark for the fiscal year. The strong showing by the former's sizable leveraged equity sleeve, along with security selection, fueled it's result.
•FIAM, meanwhile, benefited from a favorable settlement resulting from the financial restructuring of oil and gas company Mesquite Energy, an investment that had been previously marked down. Meanwhile, the recovery of another holding, EchoStar, also had a major impact on FIAM's performance. Bonds issued by this telecom provider rallied following sales of wireless spectrum that it controlled.
•Sub-adviser T. Rowe Price (+8%) was a more-modest relative contributor, aided  by security selection among automotive and wireless communications issuers.
•In contrast, Artisan High Income Fund (+6%) was the largest relative detractor, as leveraged loans issued by auto parts and cable TV companies worked against its performance.
•NYLI MacKay High Yield Corporate Bond (+5%) - one of the more defensively positioned managers - underperformed because its higher-quality bond holdings failed to keep pace in an up-trending market.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Strategic Advisers® Income Opportunities Fund $10,000 $11,908 $12,462 $12,862 $13,579 $14,672 $14,909 $14,125 $15,579 $17,118 $18,548 ICE® BofA® US High Yield Constrained Index $10,000 $12,230 $12,733 $13,276 $14,055 $15,259 $15,382 $14,534 $16,129 $17,752 $18,998 Bloomberg U.S. Universal Bond Index $10,000 $10,320 $10,421 $10,753 $11,964 $12,219 $11,885 $10,780 $11,217 $11,924 $12,703 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Income Opportunities Fund 8.35% 4.80% 6.37% ICE® BofA® US High Yield Constrained Index 7.02% 4.48% 6.63% Bloomberg U.S. Universal Bond Index 6.53% 0.78% 2.42% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,760,544,499
Holdings Count | shares	1,416
Advisory Fees Paid, Amount	$ 2,541,515
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$1,760,544,499
Number of Holdings	1,416
Total Advisory Fee	$2,541,515
Portfolio Turnover	41%

Holdings [Text Block]	Fixed-Income Funds 50.9 Corporate Bonds 41.2 Bank Loan Obligations 2.5 U.S. Treasury Obligations 1.6 Common Stocks 1.1 Preferred Securities 0.9 Preferred Stocks 0.2 Municipal Securities 0.1 Asset-Backed Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.5 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 50.9 Corporate Bonds - 41.2 Bank Loan Obligations - 2.5 U.S. Treasury Obligations - 1.6 Common Stocks - 1.1 Preferred Securities - 0.9 Preferred Stocks - 0.2 Municipal Securities - 0.1 Asset-Backed Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Artisan High Income Fund Investor Shares 13.1 Fidelity Capital & Income Fund 11.9 BlackRock High Yield Portfolio Class K 11.7 Eaton Vance Income Fund of Boston Class A 5.9 Vanguard High-Yield Corporate Fund Admiral Shares 4.4 NYLI MacKay High Yield Corporate Bond Fund Class A 3.9 US Treasury Notes 1.6 TransDigm Inc 0.8 State Street Institutional U.S. Government Money Market Fund Premier Class 0.7 Mesquite Energy Inc 0.6 54.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Fidelity International Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Fidelity® International Fund
Class Name	Strategic Advisers® Fidelity® International Fund
Trading Symbol	FUSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Fidelity® International Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Fidelity® International Fund	$ 16	0.13%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.13%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, the Overseas mandate from sub-adviser FIAM® (+20%) was the biggest detractor from performance versus the benchmark for the fiscal year. It's quality-focused style was out of favor during much of the reporting period, while security selection also hurt.
•The International Capital Appreciation strategy from FIAM (+20%) further pressured relative performance due to picks in the financials, industrials and information technology sectors.
•Several other funds were notable relative detractors for the reporting period, including Fidelity® SAI International Low Volatility Index Fund (+29%), Fidelity Advisor® International Growth Fund (+20%) and Fidelity® SAI International Quality Index Fund (+18%).
•In contrast, Fidelity® SAI® International Value Index Fund (+48%) was the top relative contributor this period, aided by the general tailwind of value approaches outpacing growth stocks/strategies the past 12 months, along with investment choices in Europe and the U.K., especially in the financials and industrials sectors.
•The International Equity Value mandate from FIAM (+43%) also helped thanks to having an in-favor investment style, along with security selection in the Europe ex U.K. region and Japan.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Strategic Advisers® Fidelity® International Fund $10,000 $11,111 $13,556 $12,688 $13,335 $16,715 $16,981 $16,063 $18,619 $20,493 $27,405 MSCI EAFE Index $10,000 $11,598 $13,961 $13,147 $13,101 $16,073 $16,560 $16,073 $18,429 $20,093 $27,126 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Fidelity® International Fund 33.73% 10.39% 10.61% MSCI EAFE Index 35.01% 11.03% 10.49% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 68,342,652,262
Holdings Count | shares	298
Advisory Fees Paid, Amount	$ 71,356,763
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$68,342,652,262
Number of Holdings	298
Total Advisory Fee	$71,356,763
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 13.4 Industrials 9.5 Information Technology 4.6 Health Care 4.1 Materials 3.5 Consumer Discretionary 3.3 Consumer Staples 2.3 Energy 1.7 Utilities 1.5 Communication Services 1.0 Real Estate 0.3 International Equity Funds 49.2 Common Stocks 45.2 Preferred Stocks 0.0 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.6 ASSET ALLOCATION (% of Fund's net assets) International Equity Funds - 49.2 Common Stocks - 45.2 Preferred Stocks - 0.0 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 5.6 United States 60.1 Japan 9.5 United Kingdom 6.1 Germany 4.8 France 3.8 Spain 2.2 Netherlands 2.1 Australia 1.8 Italy 1.8 Others 7.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 60.1 Japan - 9.5 United Kingdom - 6.1 Germany - 4.8 France - 3.8 Spain - 2.2 Netherlands - 2.1 Australia - 1.8 Italy - 1.8 Others - 7.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI International Value Index Fund 15.8 Fidelity Advisor International Discovery Fund - Class Z 7.1 Fidelity Diversified International Fund 6.8 Fidelity SAI International Index Fund 5.9 Fidelity SAI International Low Volatility Index Fund 5.9 State Street Institutional U.S. Government Money Market Fund Premier Class 4.8 Fidelity Advisor International Growth Fund - Class Z 2.4 Fidelity SAI International Quality Index Fund 1.8 ASML Holding NV 1.1 Fidelity SAI International Small Cap Index Fund 1.1 52.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Emerging Markets Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Emerging Markets Fund
Class Name	Strategic Advisers® Emerging Markets Fund
Trading Symbol	FSAMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Emerging Markets Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Emerging Markets Fund	$ 37	0.30%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•International equities posted a strong gain for the 12 months ending February 28, 2026, rising amid increasingly attractive valuations versus U.S. stocks, a weakening U.S. dollar and resilient economic growth in some regions. Moves by some foreign central banks toward monetary easing also contributed to a favorable backdrop. Market returns were further aided by a generally weaker U.S. dollar.
•Against this backdrop, sub-adviser Schroders (+59%), along with two mandates from sub-adviser FIAM® - Select Emerging Markets (+58%) and Concentrated Emerging Markets (+61%) - notably contributed to performance versus the benchmark for the fiscal year.
•Schroders was propelled by security selection in China and Taiwan, along with a sizable underweight in India.
•FIAM Select Emerging Markets also was aided by stock picks in China and Taiwan this period, along with investment choices gold mining and information technology companies.
•FIAM Concentrated Emerging Markets benefited from stock selection China and South Africa, in addition to out-of-benchmark exposure to the U.S. equity market.
•In contrast, Fidelity® SAI Emerging Markets Low Volatility Index Fund (+20%) was the biggest relative detractors the past 12 months. Here, an emphasis on stocks exhibiting relatively low volatility could not keep pace in a strongly up-trending market environment. Adverse positioning in China and India also hurt.
•Artisan Developing World Fund (-8%) - a comparatively small position in the portfolio - also struggled, as its aggressive-growth approach was out of favor during the latter half of the period.
•Notable changes in positioning include adding the Fidelity® SAI® Emerging Markets Momentum Index Fund.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Strategic Advisers® Emerging Markets Fund $10,000 $12,940 $16,853 $14,918 $15,186 $20,869 $18,340 $15,529 $17,168 $18,725 $28,447 MSCI Emerging Markets Index $10,000 $12,950 $16,908 $15,242 $14,959 $20,354 $18,181 $15,406 $16,756 $18,441 $27,648 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Emerging Markets Fund 51.92% 6.39% 11.02% MSCI Emerging Markets Index 49.92% 6.32% 10.70% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 15,141,007,610
Holdings Count | shares	874
Advisory Fees Paid, Amount	$ 38,802,546
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$15,141,007,610
Number of Holdings	874
Total Advisory Fee	$38,802,546
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.2 Financials 14.7 Consumer Discretionary 6.8 Industrials 6.3 Communication Services 5.3 Materials 4.9 Energy 2.4 Health Care 1.7 Consumer Staples 1.4 Real Estate 0.6 Utilities 0.6 Common Stocks 69.5 International Equity Funds 26.3 Preferred Stocks 0.4 Domestic Equity Funds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 3.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 69.5 International Equity Funds - 26.3 Preferred Stocks - 0.4 Domestic Equity Funds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 3.8 United States 30.6 China 16.9 Taiwan 15.8 Korea (South) 12.5 India 6.7 Brazil 3.3 South Africa 2.4 Mexico 1.9 United Arab Emirates 1.2 Others 8.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 30.6 China - 16.9 Taiwan - 15.8 Korea (South) - 12.5 India - 6.7 Brazil - 3.3 South Africa - 2.4 Mexico - 1.9 United Arab Emirates - 1.2 Others - 8.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fidelity SAI Emerging Markets Value Index Fund 14.1 Taiwan Semiconductor Manufacturing Co Ltd 9.8 Samsung Electronics Co Ltd 5.7 Fidelity SAI Emerging Markets Low Volatility Index Fund 5.3 Goldman Sachs Emerging Markets Equity Fund Institutional Class 3.6 Tencent Holdings Ltd 3.2 State Street Institutional U.S. Government Money Market Fund Premier Class 2.4 SK Hynix Inc 2.3 Brandes Emerging Markets Value Fund Class A 1.2 MediaTek Inc 1.1 48.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund's sub-subadvisory agreement with T. Rowe Price Singapore Private Ltd. was terminated during the reporting period.

Material Fund Change Adviser [Text Block]	The fund's sub-subadvisory agreement with T. Rowe Price Singapore Private Ltd. was terminated during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Strategic Advisers Core Income Fund
Shareholder Report [Line Items]
Fund Name	Strategic Advisers® Core Income Fund
Class Name	Strategic Advisers® Core Income Fund
Trading Symbol	FPCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Strategic Advisers® Core Income Fund for the period March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Strategic Advisers® Core Income Fund	$ 6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a strong gain for the 12 months ending February 28, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive yields, stable consumer inflation and three policy interest-rate cuts by the Federal Reserve since September.
•Against this backdrop, PIMCO Income Fund (+10%) and PIMCO Mortgage Opportunities (+7.5%) notably contributed to performance versus the benchmark for the fiscal year. Both strategies benefited from favorable yield-curve positioning, along with overweight allocations to government-agency mortgage-backed securities, which was one of the best-performing segments of the investment-grade fixed-income market.
•All eight of the Fund's sub-advised mandates contributed something to relative performance, led by the PGIM and JPMorgan Core Plus strategies (+7% each), along with the Fixed-Income Securitized strategy from FIAM® (+8%). Advantageous yield-curve positioning, as well as stakes in asset-backed securities and international bonds, fueled PGIM's result, while agency MBS holdings helped FIAM.
•For JPMorgan, active interest rate and credit management during periods of increased volatility bolstered this strategy. Positioning in high-yield corporate credit and emerging-markets debt - two other strong-performing sectors - provided a further boost.
•There were no material relative detractors this period year, although the Fund's exposure to long-term U.S. Treasury holdings hurt slightly as these securities trailed the broader investment-grade bond market amid rising yields.
•Notable changes in positioning include increased allocations to core managers seeking to add value through MBS and other securitized products, in addition to adding to U.S. Treasury holdings.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE February 29, 2016 through February 28, 2026. Initial investment of $10,000. Strategic Advisers® Core Income Fund $10,000 $10,460 $10,621 $10,950 $12,182 $12,620 $12,360 $11,110 $11,530 $12,301 $13,155 Bloomberg U.S. Aggregate Bond Index $10,000 $10,142 $10,193 $10,516 $11,744 $11,907 $11,592 $10,465 $10,813 $11,441 $12,158 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Strategic Advisers® Core Income Fund 6.94% 0.83% 2.78% Bloomberg U.S. Aggregate Bond Index 6.26% 0.42% 1.97% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 45,087,841,592
Holdings Count | shares	10,993
Advisory Fees Paid, Amount	$ 24,750,231
Investment Company Portfolio Turnover	211.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2026)
KEY FACTS
Fund Size	$45,087,841,592
Number of Holdings	10,993
Total Advisory Fee	$24,750,231
Portfolio Turnover	211%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 31.4 AAA 4.4 AA 1.4 A 6.0 BBB 7.9 BB 1.3 B 0.2 CCC,CC,C 0.0 D 0.0 Not Rated 4.4 Equities 44.7 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 31.4 AAA - 4.4 AA - 1.4 A - 6.0 BBB - 7.9 BB - 1.3 B - 0.2 CCC,CC,C - 0.0 D - 0.0 Not Rated - 4.4 Equities - 44.7 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Fixed-Income Funds 44.7 U.S. Government Agency - Mortgage Securities 17.0 U.S. Treasury Obligations 14.4 Corporate Bonds 14.1 CMOs and Other Mortgage Related Securities 5.3 Asset-Backed Securities 4.7 Foreign Government and Government Agency Obligations 1.1 Preferred Securities 0.2 Municipal Securities 0.1 Bank Loan Obligations 0.1 Others 0.0 ASSET ALLOCATION (% of Fund's net assets) Fixed-Income Funds - 44.7 U.S. Government Agency - Mortgage Securities - 17.0 U.S. Treasury Obligations - 14.4 Corporate Bonds - 14.1 CMOs and Other Mortgage Related Securities - 5.3 Asset-Backed Securities - 4.7 Foreign Government and Government Agency Obligations - 1.1 Preferred Securities - 0.2 Municipal Securities - 0.1 Bank Loan Obligations - 0.1 Others - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - (1.7)% United States 93.5 Grand Cayman (UK Overseas Ter) 1.6 United Kingdom 1.1 Ireland 0.5 Canada 0.4 Germany 0.3 France 0.3 Mexico 0.3 Bailiwick Of Jersey 0.3 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.5 Grand Cayman (UK Overseas Ter) - 1.6 United Kingdom - 1.1 Ireland - 0.5 Canada - 0.4 Germany - 0.3 France - 0.3 Mexico - 0.3 Bailiwick Of Jersey - 0.3 Others - 1.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 8.5 Fidelity SAI Total Bond Fund 7.0 Uniform Mortgage Backed Securities 6.1 US Treasury Bonds 5.2 Fannie Mae Mortgage pass-thru certificates 4.8 PIMCO Mortgage Opportunities and Bond Fund Institutional Class 4.7 iShares 7-10 Year Treasury Bond ETF 3.8 BofA Securities, Inc 3.8 Voya Intermediate Bond Fund Class I 3.3 American Funds The Bond Fund of America Class F-2 3.3 50.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee	The fund modified its principal investment strategies during the reporting period.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee
Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec